(38) SUBSEQUENT EVENTS (Details) - BRL (R$) R$ in Thousands	Jan. 02, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		R$ 11,435,958	R$ 11,435,958	R$ 10,992,057
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 3,429,989
Events After Reporting Period [Member] | CPFL Paulista [Member] | Foreign Currency - Law 4.131 [Member] | US$ [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 174,960
Interest	Quarterly
Repayment	Annual from february 2023
Utilization	Working capital improvement
Annual finance charges	USD + 2.39%
Annual effective rate	USD + 2.39%
Effective rate with derivatives	CDI + 0.85%
Events After Reporting Period [Member] | CPFL Paulista [Member] | Foreign Currency - Law 4.131 [Member] | US$ [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 196,567
Interest	Quarterly
Repayment	Single installment in february 2025
Utilization	Working capital improvement
Annual finance charges	USD + 2.40%
Annual effective rate	USD + 2.40%
Effective rate with derivatives	CDI + 0.89%
Events After Reporting Period [Member] | RGE [Member] | Foreign Currency - Law 4.131 [Member] | US$ [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 100,000
Interest	Semiannual
Repayment	Single installment in january 2025
Utilization	Working capital improvement
Annual finance charges	USD + 2.64%
Annual effective rate	USD + 2.64%
Effective rate with derivatives	CDI + 0.90%
Events After Reporting Period [Member] | CPFL Brasil [Member] | Foreign Currency - Law 4.131 [Member] | US$ [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 107,000
Interest	Semiannual
Repayment	Single installment in february 2023
Utilization	Working capital improvement
Annual finance charges	USD + 1.83%
Annual effective rate	USD + 1.83%
Effective rate with derivatives	CDI + 0.61%
Events After Reporting Period [Member] | CPFL Renovaveis [Member] | Foreign Currency - Law 4.131 [Member] | US$ [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 120,000
Interest	Semiannual
Repayment	Annual from february 2023
Utilization	Working capital improvement
Annual finance charges	USD + 2.07%
Annual effective rate	USD + 2.07%
Effective rate with derivatives	CDI + 0.80%
Events After Reporting Period [Member] | CPFL Santa Cruz [Member] | Foreign Currency - Law 4.131 [Member] | US$ [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 108,000
Interest	Semiannual
Repayment	Annual from february 2023
Utilization	Working capital improvement
Annual finance charges	USD + 2.07%
Annual effective rate	USD + 2.07%
Effective rate with derivatives	CDI + 0.80%
Events After Reporting Period [Member] | RGE [Member] | Foreign Currency - Law 4.131 [Member] | US$ [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 418,280
Interest	Semiannual
Repayment	Annual from february 2023
Utilization	Working capital improvement
Annual finance charges	USD + 2.07%
Annual effective rate	USD + 2.07%
Effective rate with derivatives	CDI + 0.80%
Events After Reporting Period [Member] | RGE [Member] | Foreign Currency - Law 4.131 [Member] | US$ [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 185,000
Interest	Quarterly
Repayment	Annual from february 2023
Utilization	Working capital improvement
Annual finance charges	USD + Libor 3M + 0.87%
Annual effective rate	USD + Libor 3M + 0.87%
Effective rate with derivatives	CDI + 0.83%
Events After Reporting Period [Member] | RGE [Member] | Foreign Currency - Law 4.131 [Member] | US$ [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 225,497
Interest	Quarterly
Repayment	Annual from february 2023
Utilization	Working capital improvement
Annual finance charges	USD + 1.84% (1.94% in Mar/2021)
Annual effective rate	USD + 1.84% (1.94% in Mar/2021)
Effective rate with derivatives	CDI + 0.85%
Events After Reporting Period [Member] | CPFL Paulista [Member] | Foreign Currency - Law 4.131 [Member] | US$ [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 274,046
Interest	Quarterly
Repayment	Annual from february 2023
Utilization	Working capital improvement
Annual finance charges	USD + Libor 3M + 0.99%
Annual effective rate	USD + Libor 3M + 0.99%
Effective rate with derivatives	CDI + 0.80%
Events After Reporting Period [Member] | CPFL Paulista [Member] | Foreign Currency - Law 4.131 [Member] | Euro [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 534,880
Interest	Quarterly
Repayment	Single installment in february 2023
Utilization	Working capital improvement
Annual finance charges	EURO + 0.43%
Annual effective rate	EURO + 0.43%
Effective rate with derivatives	CDI + 0.58%
Events After Reporting Period [Member] | CPFL Piratininga [Member] | Foreign Currency - Law 4.131 [Member] | Euro [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 419,760
Interest	Quarterly
Repayment	Single installment in march 2025
Utilization	Working capital improvement
Annual finance charges	EURO + 0.70%
Annual effective rate	EURO + 0.70%
Effective rate with derivatives	CDI + 0.83%
Events After Reporting Period [Member] | CPFL Paulista [Member] | Foreign Currency - Law 4.131 [Member] | Euro [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	R$ 566,000
Interest	Quarterly
Repayment	Single installment in march 2023
Utilization	Working capital improvement
Annual finance charges	EURO + 0.57%
Annual effective rate	EURO + 0.57%
Effective rate with derivatives	CDI + 1.10%